Operations	12 Months Ended
Dec. 31, 2023
Operations
Operations

1. Operations

Nu Holdings Ltd. ("Company" or "Nu Holdings") was incorporated as an exempted Company under the Companies Law of the Cayman Islands on February 26, 2016. The address of the Company's registered office is Willow House, 4th floor, Cricket Square, Grand Cayman - Cayman Islands. Nu Holdings has no operating activities with clients.

The Company’s shares are publicly traded on the New York Stock Exchange ("NYSE") under the symbol “NU”. The Company holds investments in several operating entities and, as of December 31, 2023, its significant operating subsidiaries were:

●	Nu Pagamentos S.A. - Instituição de Pagamento (“Nu Pagamentos”) is an indirect subsidiary domiciled in Brazil. Nu Pagamentos is engaged in the issuance and administration of credit cards and payment transfers through a prepaid account, and participation in other companies as partner or shareholder. Nu Pagamentos has as its primary products: (i) a Mastercard international credit card (issued in Brazil which allows payments for purchases to be made in monthly installments), fully managed through a smartphone app, and (ii) "Conta do Nubank", a 100% digital smartphone app, maintenance-free prepaid account, which also includes features of a traditional bank account, such as electronic and peer-to-peer transfers ("PIX"), bill payments, withdrawals through the 24 Hours ATM network, instant payments, prepaid credit for mobile top ups and prepaid cards similar in functionality to debit cards.
●	Nu Financeira S.A. – SCFI (“Nu Financeira”) is an indirect subsidiary also domiciled in Brazil, with personal loans and retail deposits as its main products. Nu Financeira offers customers in Brazil the possibility to obtain loans that can be customized in relation to amounts, terms and conditions, number of installments, and transparent disclosure of any charges involved in the transaction, fully managed through the above-mentioned smartphone app. Loan issuance, repayment, and prepayments are available 24/7 through "Conta do Nubank", directly in the app. In addition, Nu Financeira issues the Bank Deposit Receipt (RDB), with daily liquidity and with a defined future maturity date and offered to the Company's customers through the "Conta do Nubank". Nu Financeira also grants credit to Nu Pagamentos credit card holders, due to overdue invoices, bill installments and revolving credit.
●	Nu Invest Corretora de Valores S.A. ("Nu Invest") is an indirect subsidiary acquired in June 2021, domiciled in Brazil, and is a digital investment broker dealer.
●	Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM") is an indirect subsidiary that executes securities brokerage activities in Brazil.
●	Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") is an indirect subsidiary domiciled in Mexico. Nu Financiera is engaged in the issuance and administration of credit cards, payment transfers through a prepaid account and offers customers in México the possibility to obtain loans, in addition to offering "Cuenta Nu", a 100% digital account. It commenced operations in the Mexican market in November 2022 and officially launched in December 2022.
●	Nu Colombia S.A. (“Nu Colombia”) is an indirect subsidiary domiciled in Colombia, with operations related to credit cards, which was launched in September 2020. On August 10, 2022, the Financial Superintendence of Colombia ("SFC") approved the Group's request to incorporate a financing company in Colombia, Nu Colombia Compañía de Financiamiento S.A ("Nu Colombia Financiamiento") ("Incorporation License").

The Company and its consolidated subsidiaries are referred to in these consolidated financial statements as the “Group” or "Nu”.

The business plan of Nu provides for the continued growth of its Brazilian, Mexican, and Colombian operations, not only related to existing businesses, such as credit cards, personal loans, investments, and insurance, but also complemented by the launch of new products. Accordingly, these consolidated financial statements were prepared based on the assumption of the Group continuing as a going concern.

The Company’s Board authorized the issuance of these consolidated financial statements on April 19, 2024.

a) Level III BDRs Program discontinuation

On June 28, 2023 the Securities and Exchange Commission of Brazil ("CVM") Collegiate approved the plan for the discontinuance of the Company's Level III BDRs Program and the cancellation of the Company's registration with the CVM as a foreign public issuer of category "A" securities. The Definition Period for Level III BDRs holders to make their choices among the possible alternatives within the scope of the discontinuity plan was closed on August 11, 2023, and the sale of the Class A Common Shares underlying the BDRs that were held by the holders of the BDRs that, within the scope of the Level III BDRs Program Discontinuance plan, were directed to the Sale Procedures, ended on August 21, 2023.

On September 22, 2023 the Company submitted a request to CVM to cancel the registration of the Level III BDRs Program and, consequently, to cancel Company's registry as a foreign issuer before CVM. On October 31, 2023 the cancellation was approved by CVM.

b) Nucoin

In February of 2023, Nu commenced the distribution of Nucoin, the native blockchain token issued by the Company, designed to support a loyalty network known as the "Nucoin Network'' between Nu and its customers. The long-term objective for Nu is to onboard other sponsoring companies, referred to as "Sponsors", who commit to adopting Nucoin as their loyalty program. These Sponsors will be entitled to a certain number of Nucoins to distribute to their own customer base and will be required to provide incentives and benefits to Nucoin holders, thereby fostering network adoption and enhancing the utility of Nucoin within its communities.

As of December 31, 2023, in addition to the provision for customer crypto safeguard asset and liability from SAB 121, as shown in note 34, the Group had a liability of US$9,271 due its commitment to the liquidity pool pertaining to Nucoins.

c) Contingent share award - Termination

On November 29, 2022, Mr. David Vélez, the Company's Chief Executive Officer, informed the Company of his unilateral decision to terminate the 2021 Contingent Share Award ("CSA"). As a result of the termination, the Company recorded expenses on that date of US$355,573 due to the acceleration of the vesting. After such one-time recognition, the Company no longer accounted for any expense associated with the 2021 Contingent Share Award. The termination did not impact cash flows and no shares were issued under this CSA. Additional information is disclosed on Note 10b.

d) License to operate as a financial institution in Colombia

Nu Colombia Compañía de Financiamiento S.A ("Nu Colombia Financiamiento") was granted a license to operate as a financial institution in Colombia by the Financial Superintendence of Colombia ("SFC") which came into effect in January, 2024. Nubank plans to introduce "Cuenta Nu" and other products in Colombia.

e) Initial Public Offering ("IPO")

On December 9, 2021, Nu Holdings completed its IPO, offering 289,150,555 of newly issued class A ordinary shares, including in the form of Brazilian Depositary Receipts or "BDRs", each representing one-sixth of a class A ordinary share ("Brazilian offering"). The initial offering consisted of (1) an international offering listed on the New York Stock Exchange (“NYSE”) under the symbol “NU” and (2) a Brazilian offering on São Paulo Stock Exchange ("B3 - Brasil, Bolsa, Balcão") under the symbol "NUBR33". The initial offering price per class A common share was US$9.00, which was equivalent to R$8.36 per BDR after taking into consideration the class A ordinary share to BDR ratio.

Within the context of the Brazilian offering, Nu implemented an incentive and reward program, referred to commercially as “NuSócios” or “Customer Program”, through which the subsidiary Nu Pagamentos provided sufficient funds to cover the subscription and payment of one BDR in the Brazilian offering to each customer that participated in the Customer Program. A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180 (R$60,331), based on the R$ 8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.

As a result, Nu Holdings had gross proceeds from the IPO of US$2,602,026. Additionally, the Company incurred US$61,717 in offering expenses, of which US$47,545 were recognized in equity as transaction costs.

In January 2022, Nubank issued 27,555,298 ordinary class A shares and raised proceeds of US$247,998 as a result of the exercise of the underwriters over-allotment option.